SCHEDULE OF NET DEFERRED TAX ASSETS (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 2,163,000	$ 1,308,000
Stock compensation	1,258,000	697,000
Basis of shares in subsidiary	445,000	345,000
Capitalized intangible costs	(253,000)	(351,000)
Accruals and reserves	94,000	(27,000)
Deferred tax assets	3,707,000	1,972,000
Valuation allowance	(3,707,000)	(1,972,000)
Effective income tax asset